Financial Instruments - Summary of Increase (Decrease) in Loss Allowance for Trade Receivables (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of other provisions [line items]
Allowance account for credit losses of financial assets at beginning of period	¥ 8,637
Allowance account for credit losses of financial assets at end of period	9,390	¥ 8,637
Trade receivables
Disclosure of other provisions [line items]
Allowance account for credit losses of financial assets at beginning of period	8,637	5,197
Increases	2,836	5,443
Decreases (written off)	(2,207)	(640)
Decreases (reversed)	(866)	(1,738)
Foreign currency translation differences	990	375
Allowance account for credit losses of financial assets at end of period	9,390	8,637
Trade receivables | Bad debt provision calculated by simplified approach
Disclosure of other provisions [line items]
Allowance account for credit losses of financial assets at beginning of period	2,359	1,670
Increases	999	1,733
Decreases (written off)	(60)	(292)
Decreases (reversed)	(333)	(866)
Foreign currency translation differences	446	114
Allowance account for credit losses of financial assets at end of period	3,411	2,359
Trade receivables | Bad debt provision recognized to credit- impaired financial assets
Disclosure of other provisions [line items]
Allowance account for credit losses of financial assets at beginning of period	6,278	3,527
Increases	1,837	3,710
Decreases (written off)	(2,147)	(348)
Decreases (reversed)	(533)	(872)
Foreign currency translation differences	544	261
Allowance account for credit losses of financial assets at end of period	¥ 5,979	¥ 6,278